FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Accounts payable	$ 494,591	$ 1,488,379
Accrued liabilities	682,720	83,663
Due to related parties	10,933	67,477
Employee retention allowance	173,110	184,951	$ 184,159
Short term loans	$ 308,899	$ 0